CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Jun. 30, 2012
Cash and cash equivalents	$ 6,204,310	$ 3,682,743
Accounts receivable, net of allowance for doubtful accounts of $624,489 and $575,223, respectively	2,739,460	2,804,163
Inventories, net	1,667,070	1,805,420
Prepaid expenses and other current assets	1,507,442	1,229,490
TOTAL CURRENT ASSETS	12,118,282	9,521,816
Property and equipment, net of accumulated depreciation	26,723,972	26,960,191
Goodwill	6,892,959	6,908,556
Other intangible assets. net	1,265,689	1,298,925
Investment in joint venture	376,134	400,233
TOTAL LONG-TERM ASSETS	35,258,754	35,567,905
TOTAL ASSETS	47,377,036	45,089,721
Short-term borrowings	3,236,501	3,243,825
Accounts payable	2,687,014	2,760,425
Loan payable - bank	4,736,344	8,702,945
Current portion of loan payable - related parties	213,264	213,733
Current portion of loan payable - other	114,304	114,562
Accrued expenses and other current liabilities	3,240,347	3,599,168
TOTAL CURRENT LIABILITIES	14,227,774	18,634,658
Loan payable - related parties	3,491,867	3,499,768
Loan payable - others	1,686,454	1,690,270
Long-term bank loan	7,104,515
TOTAL LONG-TERM LIABILITIES	12,282,836	5,190,038
Common stock, par value $0.001, 100,000,000 shares authorized, 49,615,013 shares issued and outstanding on September 30, 2012 and June 30, 2012	49,615	49,615
Additional paid in capital	58,100,872	58,002,239
Accumulated deficit	(39,263,103)	(38,829,768)
Accumulated other comprehensive income	2,612,019	2,658,299
TOTAL SHAREHOLDERS' EQUITY OF THE COMPANY	21,499,403	21,880,385
NONCONTROLLING INTEREST IN SUBSIDIARIES	(632,976)	(615,360)
TOTAL EQUITY	20,866,426	21,265,025
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 47,377,036	$ 45,089,721